Income Taxes (Details) - Schedule of components of losses before income taxes - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of components of losses before income taxes [Line Items]
Losses before income taxes	$ (147,085)	$ (142,195)
U.S. [Member]
Income Taxes (Details) - Schedule of components of losses before income taxes [Line Items]
Losses before income taxes	(79,605)	(112,197)
Foreign [Member]
Income Taxes (Details) - Schedule of components of losses before income taxes [Line Items]
Losses before income taxes	$ (67,480)	$ (29,998)